LOSS PER SHARE (Schedule of anti-dilutive shares) (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive	1,902	2,054	14,194
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive	220	290	5,448
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive	960	961	8,746
Restricted Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive	65	146	0
Just CBD [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive	657	657	0